RELATED PARTY TRANSACTIONS (Details) $ / shares in Units, $ in Thousands		1 Months Ended		3 Months Ended	5 Months Ended	6 Months Ended
	Mar. 18, 2021	Nov. 30, 2023 USD ($)	Sep. 30, 2023 USD ($) $ / shares shares	Nov. 30, 2023 USD ($)	Dec. 31, 2022	Jun. 30, 2024 USD ($) cofounder	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Jul. 28, 2022
Related Party Transaction [Line Items]
Net revenue						$ 131,582	$ 109,338
Cost of goods sold						37,404	41,158
Milk Makeup
Related Party Transaction [Line Items]
Net revenue						63,218	52,324
Cost of goods sold						18,610	19,484
Net product sales
Related Party Transaction [Line Items]
Net revenue						129,181	106,987
Net product sales | Milk Makeup
Related Party Transaction [Line Items]
Net revenue						$ 63,218	52,324
Private Placement Warrants
Related Party Transaction [Line Items]
Warrant exercise period						30 days
Related Party
Related Party Transaction [Line Items]
Accounts receivable, net						$ 464		$ 1,101
Amount reimbursed						0	300
Related Party | Milk Makeup
Related Party Transaction [Line Items]
Administrative expenses						$ 200	200
Number of cofounders with influencer agreements | cofounder						1
Influencer fees						$ 100	100
Related Party | Supply Commitment
Related Party Transaction [Line Items]
Net revenue						1,074	3,385
Cost of goods sold						270	1,121
Related Party | Obagi China Business
Related Party Transaction [Line Items]
Accounts receivable, net						500		$ 1,100
Transition services, initial term					12 months
Related Party | Obagi China Business | Supply Commitment
Related Party Transaction [Line Items]
Net revenue						1,100	3,400
Cost of goods sold						300	1,100
Related Party | Obagi China Business | Net product sales
Related Party Transaction [Line Items]
Net revenue						$ 100
Related Party | Obagi China Business | Net product sales | Maximum
Related Party Transaction [Line Items]
Net revenue							$ 100
Related Party | Private Placement Warrants
Related Party Transaction [Line Items]
Warrant exercise period	30 days
Class A Ordinary Shares
Related Party Transaction [Line Items]
Issued (in shares) | shares			14,000,000
Price per unit (in dollars per share) | $ / shares			$ 5.00
Consideration received		$ 2,000	$ 68,000	$ 70,000
Class A Ordinary Shares | Related Party | Cedarwalk | Waldencast plc | Obagi China Business
Related Party Transaction [Line Items]
Ownership interest in fully diluted Class A ordinary shares (percent)									24.50%